INCOME TAXES, Components of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets relating to [Abstract]
Allowance for loan losses	$ 640	$ 556
Stock options	15	15
Foreclosed asset basis differences	83	18
Unrealized loss on AFS securities	168	223
Unrealized loss on equity securities	135
SERP liability	526	521
Nonaccrual loan interest	65	65
Net operating/economic loss carryforwards	460	811
Other	32	424
Total deferred tax assets	2,124	2,633
Deferred tax liabilities relating to [Abstract]
Prepaid expenses	(72)	(55)
Fixed assets	(299)	(326)
Fair value acquisition adjustments, net	(113)	(125)
Total deferred tax liabilities	(484)	(506)
Net recorded deferred tax asset	1,640	$ 2,127
Net operating loss carryforward	$ 2,206
Operating loss expiration period	20 years
Net economic loss carryforward	$ 0